Risk management - Macroeconomic scenarios, sensitivity analysis and market risk - Additional information (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Credit Risk Exposure [Line Items]
Global output percent	2.70%	5.90%
Expected global growth percent	2.50%
Global GDP increase	2.70%
Global GDP rate assumed	4.10%
Global GDP rate increase year two	2.50%
Global GDP rate increase assumed year two	3.10%
Economic sector based adjustments	€ 68	€ 341
Model time lag overlay	68	341
Payment Holiday, Management Adjustments	0	32
Mortgage portfolio - house price adjustments	131	124
Unweighted ECL for all collective provisioned clients in upside scenario	2,754
Unweighted ECL for all collective provisioned clients in baseline scenario	3,181
Unweighted ECL for all collective provisioned clients in down scenario	4,305
Reportable collective provisions	3,337
Total ECL collective-assessment for performing assets	1,849	1,003
Non-Derivative Financial Instruments To Transition To Alternative Benchmarks [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	40,485	42,570
Financial liabilities	1,501	1,565
Off balance sheet commitments	9,979	16,969
Non-Derivative Financial Instruments To Transition To Alternative Benchmarks [Member] | USD LIBOR [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	40,485	41,805
Financial liabilities	1,501	1,542
Off balance sheet commitments	9,979	16,435
Derivative Financial Instruments Linked To USD LIBOR Have Yet To Transition [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	508,877	488,499
12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Hypothetical collective-assessment ECLs	1,321	634
Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Hypothetical collective-assessment ECLs	3,258	€ 2,232
Retail Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Second order impact overlay	40
Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Second order impact overlay	€ 228